Details of expense relating to lease contracts as lessee (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Disclosure - Details of expense relating to lease contracts as lessee [Abstract]
Depreciation of right-of-use assets	₩ 581,074
Interest expenses on lease liabilities	85,950
Leases expenses for short-term leases	20,127
Leases expenses for leases of low-value assets	1,616
Variable lease payments	(15,912)
Total expense relating to lease contracts as lessee	₩ 672,855